Balance Sheet	Nov. 24, 2020 USD ($)
Current assets
Cash	$ 25,000
Total Current Assets	25,000
Deferred offering costs	29,410
TOTAL ASSETS	54,410
Current liabilities
Accrued offering costs	24,410
Promissory note - related party	6,051
Total Current Liabilities	30,461
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; zero issued and outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized; 6,468,750 shares issued and outstanding	647	[1]
Additional paid-in capital	24,353
Accumulated deficit	(1,051)
Total Stockholders' Equity	23,949
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 54,410

[1]	Includes up to 843,750 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).